Commitments and Contingencies Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 64.1
Operating Leases, Future Minimum Payments, Due in Two Years	65.5
Operating Leases, Future Minimum Payments, Due in Three Years	52.8
Operating Leases, Future Minimum Payments, Due in Four Years	24.3
Operating Leases, Future Minimum Payments, Due in Five Years	8.5
Operating Leases, Future Minimum Payments, Due Thereafter	3.8
Operating Leases, Future Minimum Payments Due	$ 219.0